Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
2024	¥ 12,530
2025	8,086
2026	4,935
2027	4,645
2028	4,256
Thereafter	12,461
Net book value	¥ 46,913	$ 6,831	¥ 59,231